DEPOSITS AND OTHER CUSTOMER ACCOUNTS - Schedule of Maturity of All Certificates of Deposit (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
2026	$ 14,910,446
2027	153,397
2028	6,760
2029	1,198
2030	5,019
Thereafter	31
Total	$ 15,076,851	$ 21,181,835